Select Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
SELECT QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Quarterly Financial Information
SELECT QUARTERLY FINANCIAL DATA (unaudited)

The following is a summary of our unaudited quarterly financial information for the years ended December 31, 2010 and 2009 (in thousands, except per share data):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2010
Revenues from continuing operations	$7,709	$7,832	$7,933	$8,059
Net income	335	255	234	751
Earnings per share:
Basic - Net income (1)	$0.07	$0.05	$0.04	$0.10
Diluted - Net income (1)	$0.07	$0.05	$0.04	$0.10
2009
Revenues from continuing operations	$8,044	$8,203	$8,484	$7,954
Net income (loss)	(32)	72	930	1,105
Earnings per share:
Basic - Net income (loss) (1)	$(0.01)	$0.01	$0.19	$0.22
Diluted - Net income (loss) (1)	(0.01)	0.01	0.18	0.22

(1)
The sum of individual quarterly basic and diluted earnings per share amounts may not agree with the year-to-date basic and diluted earning per share amounts as the result of each period's computation being based on the weighted average number of common shares outstanding during that period.